Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Interest income	£ (5)	£ (18)	£ (4)
Return on plan assets (excluding amounts included in net interest expense)	435	1,447	(164)
Scheme Assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,218	9,450
Interest income	310	351
Contributions paid by employer and scheme members	171	236
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	435	1,447
Benefits paid	(392)	(271)
Ending balance	11,746	11,218	£ 9,450
Scheme Assets [member] | Fellow Banco Santander Subsidiaries [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions paid by fellow Banco Santander subsidiaries	£ 12	£ 13